Business combination (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Allocation of Fair Value of Assets and Liabilities as at Date of Acquisition and Analysis of Cash Flows
The allocation of fair value to the identifiable assets and liabilities of Sinopower as at the date of acquisition is as follows:

Fair value recognized on acquisition RMB’000
Total cash consideration	43,567

Recognized amounts of identifiable assets acquired and liabilities assumed
Cash and cash equivalents	9,519
Inventories, trade receivables and other current assets	34,455
Intangible assets	11,451
Other non-current assets	5,261

Total assets acquired	60,686

Interest-bearing bank borrowings	(15,343)
Trade payables, lease liabilities and other payables	(41,215)
Deferred tax liabilities	(1,691)

Total liabilities assumed	(58,249)

Net assets acquired	2,437

Non-controlling interests	608

Goodwill on acquisition	40,522

Summary of Analysis of the Cash Flows in Respect of the Acquisition
An analysis of the cash flows in respect of the acquisition of Sinopower is as follows:

RMB’000
Total cash consideration	(43,567)
Cash and cash equivalents	9,519

Net cash paid for acquisition of a subsidiary included in cash flows from investing activities	(34,048)